SALARIES AND SOCIAL SECURITY PAYABLES	12 Months Ended
Dec. 31, 2019
SALARIES AND SOCIAL SECURITY PAYABLES
SALARIES AND SOCIAL SECURITY PAYABLES

NOTE 15 – SALARIES AND SOCIAL SECURITY PAYABLES

	As of December 31,
	2019	2018
Current
Salaries, annual complementary salaries, vacation and bonuses	7,363	6,726
Social security payables	1,858	1,969
Termination benefits	720	455
	9,941	9,150
Non-current
Termination benefits	861	534
	861	534
Total salaries and social security payables	10,802	9,684

Compensation for the Key Managers of Telecom for the years ended December 31, 2019, 2018 and 2017 are shown in Note 29.e).